Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage			31.30%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	48.20%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	30.90%		16.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	22.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	26.10%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	19.90%		12.40%		61.10%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	24.50%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage		[1]	30.10%		21.80%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage	18.50%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage		[1]	21.10%		10.40%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage			42.60%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage			35.80%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk Percentage			41.40%

[1]	Comprised less than 10% of revenue for the respective period.